Consolidated Statements of Operations (Parenthetical) - $ / shares	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Income Statement [Abstract]
Loss per common share, diluted	$ (0.20)	$ (0.04)
Weighted average common shares outstanding, diluted	2,015,780	2,015,780